ICON FLEXIBLE BOND FUND

Portfolio of Investments

March 31, 2022

Security Description	Shares	Value
Common Stock (2.25%)

Diversified (0.69%)
Equity Distribution Acquisition Corp*	56,840	$562,096
Graf Acquisition Corp IV*	7,400	71,780
Live Oak Mobility Acquisition Corp*	16,155	158,481
Pershing Square Tontine Holdings Ltd*	10,000	198,900
		991,257
Financial (1.56%)
Annaly Capital Management Inc	74,958	527,704
Cedar Realty Trust Inc	62,068	1,715,560
		2,243,264

Total Common Stock (Cost $3,300,709)		3,234,521

Security Description	Par Value	Value
Corporate Debt (71.29%)

Communications (4.75%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	$3,610,000	$3,578,413
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,246,346
Total Communications		6,824,759

Consumer, Cyclical (16.90%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	1,056,250
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	763,277	754,691
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	2,803,750	2,689,008
Beazer Homes USA Inc, 6.750%, 3/15/2025	1,000,000	1,005,000
Doric Nimrod Air France Alpha Ltd. 2012-1 Class A Pass Through Trust, 5.125%, 11/30/2022 (144A)	575,249	568,633
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	1,850,000	1,942,778
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,000,000	1,020,310
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	980,000
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	4,165,079	4,497,112
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,791,323	1,957,934
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,000,000	1,042,500
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,599,780
UAL 2007-1 Pass Through Trust, 6.636%, 7/2/2022	1,184,989	1,184,686
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 4/11/2022	2,058,539	2,060,009
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	1,872,230	1,909,858
Total Consumer, Cyclical		24,268,549

Consumer, Non-Cyclical (6.42%)
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,311,523
JBS USA LUX SA / JBS USA Finance Inc, 6.750%, 2/15/2028 (144A)	2,000,000	2,105,020
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,370,244
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,528,125
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	1,800,000	1,908,000
Total Consumer, Non-Cyclical		9,222,912

Energy (7.02%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,126,191
Exterran Energy Solutions LP / EES Finance Corp, 8.125%, 5/1/2025	1,000,000	1,008,375
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,838,854
Parsley Energy LLC / Parsley Finance Corp, 5.625%, 10/15/2027 (144A)	3,000,000	3,101,028
Total Energy		10,074,448

Financial (21.58%)
BAC Capital Trust XIV, 4.000%, 3M US LIBOR + 0.400%#,(a),(b)	1,850,000	1,595,226
Credit Acceptance Corp, 6.625%, 3/15/2026	2,000,000	2,040,000
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	1,048,028

Fifth Third Bancorp, 4.135%, 3M US LIBOR + 3.129%#,(a),(b)	6,718,000	6,550,050
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,216,107
Genworth Holdings Inc, 4.800%, 2/15/2024	1,000,000	1,020,000
JPMorgan Chase & Co, 4.709%, 3M US LIBOR + 3.470%(a),(b)	1,417,000	1,417,000
Principal Financial Group Inc, 4.455%, 5/15/2055(b)	7,110,000	6,896,700
TMX Finance LLC / TitleMax Finance Corp, 11.125%, 4/1/2023 (144A)	2,000,000	1,972,500
USB Capital IX, 3.500%, 3M US LIBOR + 1.020%(a),(b)	7,500,000	6,229,659
Total Financial		30,985,270

Industrial (3.65%)
Fluor Corp, 3.500%, 12/15/2024#	688,000	687,346
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,500,000	1,485,000
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,569,375
Mauser Packaging Solutions Holding Co, 5.500%, 4/15/2024 (144A)	1,500,000	1,494,041
Total Industrial		5,235,762

Technology (5.90%)
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,405,000
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	5,074,030
Total Technology		8,479,030

Utilities (5.07%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	706,515
PacifiCorp, 8.069%, 9/9/2022	3,685,000	3,777,137
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,436,363
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,356,750
Total Utilities		7,276,765

Total Corporate Debt (Cost $109,869,423)		102,367,495

Asset Backed Securities (1.94%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,783,942
Total Asset Backed Securities (Cost $2,903,269)

Preferred Stock (14.14%)
Argo Group US Inc, 6.500%	297,240	7,448,834
Bank of America Corp, 7.250%	2,413	3,167,063
Equity Commonwealth, 6.500%	12,416	342,061
Monmouth Real Estate Investment Corp, 6.125%	3,000,000	3,052,500
PNC Financial Services Group Inc/The, 5.353%	248,327	6,287,640
Total Preferred Stock (Cost $17,142,541)		20,298,098

Investment Companies (3.02%)	Par Value	Value

Mutual Funds (9.81%)
Blackstone Strategic Credit Fund	62,884	820,636
Ellsworth Growth and Income Fund Ltd	7,121	75,411
Nuveen Emerging Markets Debt 2022 Target Term Fund	351,040	2,457,631
Nuveen Preferred and Income 2022 Term Fund	4,078	87,718
RiverNorth Specialty Finance Corp	16,045	311,433
Templeton Global Income Fund	1,435,299	7,219,554
Invesco High Income 2023 Target Term Fund	6,793	59,439
Vertical Capital Income Fund	305,843	3,058,430
Total Mutual Funds		14,090,252

Money Market Funds (0.37%)
First American Government Obligations Fund (7-Day Yield, 0.190%)	524,249	524,249

Total Investment Companies (Cost $15,176,899)		14,614,501

Collateral Received For Securities on Loan (5.73%)
First American Government Obligations Fund - Class X (Cost $8,231,425)	8,231,425	8,231,425

Total Investments (Cost $148,392,841) (103.97%)		$143,298,557
Liabilities in Excess of Other Assets (-3.97%)		293,017
Net Assets (100.00%)		$143,591,574

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at March 31, 2022 in the amount of $8,065,408.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2021, these securities had a total aggregate market value of $29,931,504 which represented approximately 20.84% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.